Assets and Liabilities in and Results of Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Results of Discontinued Operations
Assets and Liabilities in and Results of Discontinued Operations:
On May 17, 2011, we entered into a definitive agreement with certain subsidiaries of LifeCare Holdings, Inc. (collectively, "LifeCare"), pursuant to which we agreed to sell, and LifeCare agreed to acquire, substantially all of the assets of all six of our LTCHs for approximately $120 million, consisting of cash and retained working capital. On July 21, 2011, HealthSouth and LifeCare amended the definitive agreement to remove HealthSouth Hospital of Houston (the "Houston LTCH") from the sale transaction and reduce the aggregate purchase price by $2.5 million to $117.5 million. The transaction to sell five of our LTCHs was completed on August 1, 2011. HealthSouth closed the Houston LTCH in August 2011 and expects to sell the associated real estate. See Note 15, Fair Value Measurements.
Accordingly, we reclassified our consolidated balance sheet as of December 31, 2010 to present the assets and liabilities of all six of our LTCHs in discontinued operations. We also reclassified our consolidated statements of operations and consolidated statements of cash flows for 2010 and 2009 to include these facilities and their results of operations as discontinued operations.
The operating results of discontinued operations are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$95.7	$123.7	$144.0
Less: Provision for doubtful accounts	(1.5)	(2.4)	(3.0)
Net operating revenues less provision for doubtful accounts	94.2	121.3	141.0
Costs and expenses	66.3	106.4	133.0
Impairments	6.8	0.6	4.0
Income from discontinued operations	21.1	14.3	4.0
(Loss) gain on disposal of assets of discontinued operations	—	(1.2)	0.3
Gain on divestitures of LTCHs / divisions	65.6	—	13.4
Income tax (expense) benefit	(37.9)	(4.0)	0.7
Income from discontinued operations, net of tax	$48.8	$9.1	$18.4

As discussed in Note 10, Self-Insured Risks, we insure a substantial portion of our professional liability, general liability, and workers’ compensation risks through a self-insured retention program underwritten by HCS. Expenses for retained professional and general liability risks and workers’ compensation risks associated with our divested surgery centers, outpatient, and diagnostic divisions have been included in our results of discontinued operations.
As discussed in Note 21, Settlements, in April 2011, we entered into a definitive settlement and release agreement with the state of Delaware (the "Delaware Settlement") relating to a previously disclosed audit of unclaimed property conducted on behalf of Delaware and two other states by Kelmar Associates, LLC. During the year ended December 31, 2011, we recorded a $24.8 million gain in connection with this settlement as part of our results of discontinued operations.
During 2011, we recorded impairment charges of $6.8 million as part of our results of discontinued operations. These charges related to the hospital that was closed in 2011 and a hospital that was closed in 2008. We determined the fair value of the impaired long-lived assets at the hospitals based on the assets' estimated fair value using valuation techniques that included third-party appraisals and offers from potential buyers. During 2010, we recorded an impairment charge of $0.6 million. This charge related to a hospital that was closed in 2008. We determined the fair value of the impaired long-lived assets at the hospital primarily based on the assets’ estimated fair value using valuation techniques that included third-party appraisals and an offer from a potential buyer. During 2009, we recorded an impairment charge of $4.0 million. This charge related to a hospital that qualified to be reported as discontinued operations during 2009 and was sold in January 2010. We determined the fair value of the impaired long-lived assets at the hospital based on an offer from a third-party to purchase the assets.
Income tax expense recorded as part of our results of discontinued operations during the year ended December 31, 2011 related primarily to the gain from the sale of five of our LTCHs and the Delaware Settlement.
Assets and liabilities in discontinued operations consist of the following (in millions):

	As of December 31,
	2011	2010
Assets:
Accounts receivable, net	$4.8	$18.2
Other current assets	0.1	1.6
Total current assets	4.9	19.8
Property and equipment, net	6.9	46.4
Goodwill	—	11.0
Long-term assets	0.4	0.4
Total long-term assets	7.3	57.8
Total assets	$12.2	$77.6
Liabilities:
Accounts payable	$1.0	$4.5
Accrued expenses and other current liabilities	5.5	7.0
Total current liabilities	6.5	11.5
Long-term liabilities	0.7	1.2
Total liabilities	$7.2	$12.7

As of December 31, 2011, assets and liabilities in discontinued operations primarily relate to working capital not included in the sale of five of our LTCHs on August 1, 2011, the Houston LTCH, and a hospital that was closed in 2008. As of December 31, 2010, assets and liabilities in discontinued operations primarily relate to our six LTCHs, as discussed above, as well as a hospital that was closed in 2008. Current assets and long-term assets in the above table are included in Prepaid expenses and other current assets and Other long-term assets, respectively, in our consolidated balance sheets. Current liabilities and long-term liabilities in the above table are included in Other current liabilities and Other long-term liabilities, respectively, in our consolidated balance sheets.
Goodwill in the above table represents an allocation of HealthSouth's Goodwill due to the disposal of the LTCHs. The allocation was made based on the relative fair value of the LTCHs compared to the fair value of HealthSouth.
As discussed in Note 1, Summary of Significant Accounting Policies, as of December 31, 2010, Refunds due patients and other third-party payors consisted of approximately $42.1 million of refunds and overpayments that originated prior to December 31, 2004. Of this amount, approximately $33.9 million represented liabilities associated with our former surgery centers, outpatient, and diagnostic divisions. These liabilities remained with HealthSouth after the closing of each transaction, and therefore, were not considered liabilities "held for sale" in our consolidated balance sheet. These balances were reduced to zero during 2011 as a result of the Delaware Settlement.
Surgery Centers Division—
The transaction to sell our surgery centers division to ASC Acquisition LLC ("ASC"), a Delaware limited liability company and newly formed affiliate of TPG Partners V, L.P., a private investment partnership, closed on June 29, 2007, other than with respect to certain facilities in Connecticut, Rhode Island, and Illinois for which approvals for the transfer to ASC had not yet been received as of such date. In August and November 2007, we received approval for the transfer of the applicable facilities in Connecticut and Rhode Island, respectively. In the first quarter of 2008, we received approval for the change in control of five of the six Illinois facilities. Approval for the sixth Illinois facility was obtained in the fourth quarter of 2009.
The operating results of our former surgery centers division included in discontinued operations consist of the following (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$5.0	$0.5	$7.4
Less: Provision for doubtful accounts	—	—	(0.3)
Net operating revenues less provision for doubtful accounts	5.0	0.5	7.1
Costs and expenses	(0.5)	0.7	3.6
Income (loss) from discontinued operations	5.5	(0.2)	3.5
Gain on disposal of assets of discontinued operations	—	—	0.7
Gain on divestiture of division	—	—	13.4
Income tax (expense) benefit	(2.0)	0.1	0.4
Income (loss) from discontinued operations, net of tax	$3.5	$(0.1)	$18.0

Amounts recorded in 2011 primarily relate to the Delaware Settlement. We recorded a post-tax gain of $13.4 million for the facility that was transferred to ASC during the fourth quarter of 2009.
Outpatient Division—
During 2007, we sold our outpatient rehabilitation division to Select Medical Corporation. The operating results of our former outpatient division included in discontinued operations consist of the following (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$12.8	$0.5	$0.5
Less: Provision for doubtful accounts	—	—	—
Net operating revenues less provision for doubtful accounts	12.8	0.5	0.5
Costs and expenses	(0.4)	(3.5)	7.7
Income (loss) from discontinued operations	13.2	4.0	(7.2)
Income tax expense	(4.8)	(1.4)	—
Income (loss) from discontinued operations, net of tax	$8.4	$2.6	$(7.2)

Amounts recorded in 2011 primarily relate to the Delaware Settlement. During 2009, we recorded an estimate for a potential liability associated with our former outpatient division and claims made by United Healthcare Services in our results of discontinued operations. A settlement was reached in this case during 2010. See Note 21, Settlements, for additional information.